UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22285

Hatteras Ramius Advantage Fund
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS RAMIUS ADVANTAGE FUND
(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS
December 31, 2010
(unaudited)

Hatteras Ramius Advantage Fund  (1)

Investment in Hatteras Ramius Advantage Institutional Fund, at value - 99.22% (Cost $9,196,332)	$ 9,386,240
Other assets in excess of liabilities - 0.78%	73,577
Net Assets – 100.00%	9,459,817

(1) Invests the majority of its assets in Hatteras Ramius Advantage Institutional Fund.
     The Schedule of Investments of Hatteras Ramius Advantage Institutional Fund is included below.

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND
(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

December 31, 2010
(Unaudited)

Investments in Sub-Manager Funds (27.78%)	Cost	Fair Value
Credit Based (3.75%)
MKP Credit Offshore, Ltd. a,b	$368,000	$413,073
Total Credit Based		413,073

Event Driven (8.88%)
Luxor Capital Partners Offshore, Ltd. a,b	289,372	304,148
Pershing Square International, Ltd. a,b	241,500	330,388
Taconic Opportunity Offshore Fund, Ltd.a,b	322,000	344,244
Total Event Driven		978,780

Global Macro/Managed Futures (5.67%)
Brevan Howard Fund Limited a,b	310,500	314,848
Wexford Offshore Spectrum Fund a,b	300,000	309,650
Total Global Macro/Managed Futures		624,498

Long/Short Equity (2.95%)
SAC Capital International, Ltd. a,b	302,911	325,296
Total Long/Short Equity		325,296

Multi-Strategy/Relative Value (6.53%)
Goldman Sachs Investment Partners Offshore, L.P. a,b	285,137	305,280
Millennium International, Ltd. a,b	400,000	413,768
Total Multi-Strategy/Relative Value		719,048

Total Investments in Sub-Manager Funds (Cost $2,819,420)		$3,060,695

Short-Term Investments (33.54%)

Federated Prime Obligations Fund #10, 0.17% c	$3,694,001	$3,694,001

Total Short-Term Investments (Cost $3,694,001)		$3,694,001

Total Investments (Cost $6,513,421) (61.32%)		$6,754,696

Other assets and liabilities (38.68%)		4,261,434

Net assets – 100.00%		$11,016,130

a  Non-income producing.
b  Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
c The rate shown is the annualized 7-day yield as of December 31, 2010.
Total cost and fair value of restricted Sub-Manager Funds as of December 31, 2010 was $2,819,420 and $3,060,695, respectively.

Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•      Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Credit Based	$-	$-	$413,073	$413,073
Event Driven	-	978,780	-	978,780
Global Macro/Managed Futures	-	314,848	309,650	624,498
Long/Short Equity	-	325,296	-	325,296
Multi-Strategy/Relative Value	-	305,280	413,768	719,048
Short-Term Investments	3,694,001	-	-	3,694,001
Total	$3,694,001	$1,924,204	$1,136,491	$6,754,696

The following is a reconciliation of investments in which significant unobservable inputs (Level3) were used in determing value:

Investments	Balance as of March 31, 2010	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Net Transfers out of level 3	Balance as of December 31, 2010
Credit Based	$374,631	$-	$38,442	$-	$-	$-	$413,073
Event Driven	691,245	64,763	(38,492)	-	(340,763)	(376,753)	-
Global Macro/Managed Futures	-	-	9,650	300,000	-	-	309,650
Multi-Strategy/Relative Value	379,163	-	34,605	-	-	-	413,768
Total Investments	$1,445,039	$64,763	$44,205	$300,000	$(340,763)	$(376,753)	$1,136,491

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2010, the Fund had not entered into any derivative instruments.

Federal Income Tax Information

At December 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$9,196,332

Gross Unrealized Appreciation	$191,436
Gross Unrealized Depreciation	(1,529)

Net Unrealized Appreciation (Depreciation) on Investments	$189,907

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Ramius Advantage Fund

By (Signature and Title)*    /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date    02-28-2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date    02-28-2011

By (Signature and Title)*    /s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date    02-28-2011
* Print the name and title of each signing officer under his or her signature.